Share Capital - Outstanding Common Shares (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 23, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) shares
Reconciliation of number of shares outstanding [abstract]
Balance – beginning of year	$ 36,945	$ 32,380	$ 34,991
Issued upon exercise of stock options (in shares) | shares		18,147,000	3,979,000
Purchase of common shares under Normal Course Issuer Bid (In shares) | shares	(10,500,000)	(33,644,400)
Purchase of common shares under Normal Course Issuer Bid	$ (680)	$ (1,581)
Balance – end of year		36,945	$ 32,380	$ 34,991
Share capital
Reconciliation of number of shares outstanding [abstract]
Balance – beginning of year	$ 10,168	9,606	9,533	9,323
Issued upon exercise of stock options		707		360
Previously recognized liability on stock options exercised for common shares		139		53
Purchase of common shares under Normal Course Issuer Bid				(203)
Balance – end of year		$ 10,168	$ 9,606	$ 9,533
Ordinary shares | Share capital
Reconciliation of number of shares outstanding [abstract]
Balance - beginning of year (in shares) | shares	1,168,369,000	1,183,866,000	1,186,857,000
Balance – beginning of year	$ 10,168	$ 9,606	$ 9,533
Issued upon exercise of stock options (in shares) | shares		18,147,000	3,979,000
Issued upon exercise of stock options		$ 707	$ 108
Previously recognized liability on stock options exercised for common shares		$ 139	$ 21
Purchase of common shares under Normal Course Issuer Bid (In shares) | shares		(33,644,000)	(6,970,000)
Purchase of common shares under Normal Course Issuer Bid		$ (284)	$ (56)
Balance - end of year (in shares) | shares		1,168,369,000	1,183,866,000	1,186,857,000
Balance – end of year		$ 10,168	$ 9,606	$ 9,533